Employee benefits liabilities - Disclosure of weighted average assumptions to determine defined benefit obligations (Details)	Dec. 31, 2023	Dec. 31, 2022
Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	5.17%	5.14%
U.S. | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	5.43%	5.40%
Future salary increase rate	0.00%	0.00%
U.S. | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Discount rate	5.51%	5.54%
Future salary increase rate	2.50%	1.50%
Weighted average ultimate healthcare cost trend rate	3.95%	4.00%
Canada | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	4.64%	5.27%
Future salary increase rate	3.50%	3.50%
Canada | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Discount rate	4.64%	5.27%
Future salary increase rate	2.00%	1.25%
Weighted average ultimate healthcare cost trend rate	4.00%	4.00%
UK | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	5.29%	4.52%
Future salary increase rate	2.70%	2.55%
France | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	4.46%	4.01%
Future salary increase rate	2.77%	2.68%
Germany | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	3.99%	3.56%
Future salary increase rate	2.80%	2.80%